Reverse Recapitalization - Narrative (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Feb. 10, 2022 USD ($) anniversary	Jan. 25, 2022 USD ($) $ / shares shares	Jan. 18, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jul. 31, 2021 $ / shares	Dec. 31, 2019 shares
Schedule of Reverse Recapitalization [Line Items]
Proceeds from reverse recapitalization | $				$ 167,504	$ 0	$ 0
Long-term debt | $					$ 108,473
Redeemable preferred shares outstanding (in shares)				0	2,033,230	0		0
Conversion of redeemable Series X preferred stock and accrued dividends in connection with the Reverse Recapitalization (in shares)				2,033,230
Exchange ratio				3.3028	3.3028	3.3028
Cantor Loan | Cantor Loan
Schedule of Reverse Recapitalization [Line Items]
Long-term debt | $					$ 7,522
CFAC Holdings V, LLC
Schedule of Reverse Recapitalization [Line Items]
Proceeds from issuance or sale of equity | $		$ 10,000
Cantor Fitzgerald Securities | Cantor Loan | Cantor Loan
Schedule of Reverse Recapitalization [Line Items]
Long-term debt | $					$ 7,500
CF V shares
Schedule of Reverse Recapitalization [Line Items]
Proceeds from issuance or sale of equity | $			$ 150,000
Common stock
Schedule of Reverse Recapitalization [Line Items]
Conversion of redeemable Series X preferred stock and accrued dividends in connection with the Reverse Recapitalization (in shares)				2,140,340
Common stock | Cantor Loan
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, shares, conversion of preferred stock (in shares)				788,021
PIPE Warrant | Common stock
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, shares, conversion of preferred stock (in shares)				6,108,332
Shares issued to Sponsor under Forward Purchase Securities Agreement | Common stock
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, shares, conversion of preferred stock (in shares)		1,250,000
Liberty Subscription Agreement | Common stock
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, shares, conversion of preferred stock (in shares)				20,619,835
Liberty Subscription Agreement - $10 | CF V shares
Schedule of Reverse Recapitalization [Line Items]
Warrant price (in dollars per share) | $ / shares			$ 10.00
Liberty Subscription Agreement - $15 | CF V shares
Schedule of Reverse Recapitalization [Line Items]
Warrant price (in dollars per share) | $ / shares			$ 15.00
Liberty Warrants | Liberty Manager
Schedule of Reverse Recapitalization [Line Items]
Warrant price (in dollars per share) | $ / shares							$ 10.00
Class of warrant or right, advisory fee | $	$ 1,250			$ 7,500
Class of warrant or right, anniversary period	18 months
Number of successive anniversaries that advisory fee will be paid | anniversary	5
Class A ordinary shares
Schedule of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		5,816,770
Conversion of redeemable Series X preferred stock and accrued dividends in connection with the Reverse Recapitalization (in shares)				2,140,340
Class A ordinary shares | Cantor Loan
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, shares, conversion of preferred stock (in shares)				788,021
Class A ordinary shares | CF V shares | Private Placement
Schedule of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares)			20,000,000
Class A ordinary shares | CF V shares | Transaction Fee Payment
Schedule of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares)			2,058,229
Sale of stock, consideration received on transaction | $			$ 5,000
Class A ordinary shares | PIPE Warrant
Schedule of Reverse Recapitalization [Line Items]
Number of securities called by warrants or rights (in shares)		2,500,000
Warrant price (in dollars per share) | $ / shares		$ 20.00
Proceeds from issuance or sale of equity | $		$ 58,200
Class A ordinary shares | Shares issued to Sponsor under Forward Purchase Securities Agreement | CFAC Holdings V, LLC
Schedule of Reverse Recapitalization [Line Items]
Number of securities called by warrants or rights (in shares)		333,333
Class A ordinary shares | Shares issued to Sponsor under Forward Purchase Securities Agreement | Common stock
Schedule of Reverse Recapitalization [Line Items]
Warrant price (in dollars per share) | $ / shares		$ 11.50
Class A ordinary shares | Liberty Subscription Agreement - $10 | CF V shares
Schedule of Reverse Recapitalization [Line Items]
Number of securities called by warrants or rights (in shares)			5,000,000
Class A ordinary shares | Liberty Subscription Agreement - $15 | CF V shares
Schedule of Reverse Recapitalization [Line Items]
Number of securities called by warrants or rights (in shares)			15,000,000
Class A ordinary shares | Liberty Warrants | Liberty Manager
Schedule of Reverse Recapitalization [Line Items]
Number of securities called by warrants or rights (in shares)			2,500,000
Redeemable Series X preferred stockholders
Schedule of Reverse Recapitalization [Line Items]
Preferred stock dividends | $		$ 21,400